Assets Held for Sale and Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Discontinued Operations [Abstract]
Cash From (Used in) Operating Activities	$ 36	$ 448	$ 435
Cash From (Used in) Investing Activities	404	2,993	(168)
Net Cash Flow	$ 440	$ 3,441	$ 267